INVESTMENT (Details Narrative) - USD ($)			12 Months Ended
	Jan. 03, 2025	Jun. 03, 2024	Feb. 28, 2025	Feb. 29, 2024	Dec. 23, 2022
Convertible note receivable		$ 50,000
Stock split description			10 :1 split
Stile price			$ 0.80
Purchase of investment			$ 50,000
Common Stock [Member]
Convertible note receivable	15,000		194,065,933
Convertible note receivable			1,500
Warrant [Member]
Convertible note receivable	165,000
Convertible note receivable			16,500
Series A Preferred Stock [Member]
Convertible note receivable	1,770,840
Convertible note receivable			177,084
Simple Agreement for future equity [Member]
Equity investment					$ 50,000